THE NEEDHAM FUNDS, INC.
445 PARK AVENUE
NEW YORK, NEW YORK 10022

SUPPLEMENT DATED DECEMBER 1, 2011, TO THE PROSPECTUS DATED MAY 1, 2011,
AS SUPPLEMENTED PREVIOUSLY ON OCTOBER 28, 2011

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.

Upon the recommendation of the Audit Committee, the Board of Directors of The Needham Funds, Inc. (the “Company”) has unanimously approved KPMG LLP, located at 345 Park Avenue, New York, NY 10154, to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

THE NEEDHAM FUNDS, INC.
445 PARK AVENUE
NEW YORK, NEW YORK 10022

SUPPLEMENT DATED DECEMBER 1, 2011, TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED MAY 1, 2011

This supplement provides new and additional information that affects information contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with the SAI.

Upon the recommendation of the Audit Committee, the Board of Directors of The Needham Funds, Inc. (the “Company”) has unanimously approved KPMG LLP, located at 345 Park Avenue, New York, NY 10154, to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.